Issued Capital and Reserves	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves, and Other Equity Interest [Abstract]
Issued Capital and Reserves	Issued Capital and Reserves
Share Capital— On September 12, 2021, the Company effected a 1-for-2 reverse share split, which was approved by our board of directors on September 9, 2021.
On October 27, 2021, the Company completed an initial public offering, issuing 30,250,000 ordinary shares, as well as 1,595,744 ordinary shares in a concurrent private placement agreement.
As of December 31, 2022, there were 1,300 million ordinary shares and 200 million preferred shares with a par value of $0.02 authorized, and 548 million ordinary shares issued and outstanding.
Additional Paid-In Capital—Additional paid-in capital represents the excess of assets less liabilities contributed to GLOBALFOUNDRIES by shareholders over the share capital issued in exchange for those contributions and share-based compensation charges for share-based payments.
Reserves
All other reserves as stated in the consolidated statements of changes in equity:
Hedging Reserve—The cash flow hedge reserve contains the effective portion of the cash flow hedge relationships incurred as at the reporting date.
Foreign Currency Translation Reserve—The foreign currency translation reserve is used to record exchange differences arising from the translation of AMTC and BAC’s financial statements for consolidation purpose.